Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares		Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 38,789	$ 49,894	$ 48,321		$ 100,773
Cost of revenues		(39,290)	(50,539)	(51,345)		(64,168)
Gross profit / (loss)		(501)	(645)	(3,024)		36,605
Operating expenses:
Selling, general and administrative expenses		(3,577,937)	(4,602,300)	(1,400,873)		(937,200)
Research and development costs		(176,385)	(226,884)	(241,362)		(167,734)
Total operating expenses		(3,754,322)	(4,829,184)	(1,642,235)		(1,104,934)
Loss from operations		(3,754,823)	(4,829,829)	(1,645,259)		(1,068,329)
Other (expense)/ income:
Other income		182,271	234,455	173,865		39,149
Interest expense		(11,447)	(14,724)	(37,210)		(56,587)
Total other (expense)/ income, net		170,824	219,731	136,655		(17,438)
Loss before tax expense		(3,583,999)	(4,610,098)	(1,508,604)		(1,085,767)
Income tax expense
Loss before equity in net earnings of affiliates		(3,583,999)	(4,610,098)	(1,508,604)		(1,085,767)
Equity in net earnings of affiliates		(49,249)	(63,349)	(51,931)		(33,788)
Net loss		(3,633,248)	(4,673,447)	(1,560,535)		(1,119,555)
Other comprehensive income/ (loss):
Foreign currency translation, net of income tax		272,204	350,136	(1,903)		570
Total comprehensive loss		$ (3,361,044)	$ (4,323,311)	$ (1,562,438)		$ (1,118,985)
Loss per share attributable to weighted average number of outstanding ordinary shares*
Basic (cents) | (per share)		$ (1.42)	$ (1.83)	$ (0.69)	[1]	$ (0.50)	[1]
Diluted (cents) | (per share)		$ (1.42)	$ (1.83)	$ (0.69)	[1]	$ (0.50)	[1]
Basic	[1]	2,558,938	2,558,938	2,250,000		2,250,000
Diluted	[1]	2,558,938	2,558,938	2,250,000		2,250,000

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on May 27, 2026.